Stock Options - Summary of Activity in Stock Option Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Outstanding at beginning of year	10,000	0
Shares, Granted	0
Shares, Exercised	0
Shares, Forfeited	0
Shares, Expired	(10,000)
Shares, Options outstanding, end of period	0	0
Shares, Options exercisable, end of period	0
Weighted Average Exercise Price, Outstanding at beginning of period	$ 35.00
Weighted Average Exercise Price, Granted	$ 0
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Forfeited	$ 0
Weighted Average Exercise Price, Expired	$ 35.00
Weighted Average Exercise Price, Options outstanding, end of period	$ 0
Weighted Average Exercise Price, Options exercisable, end of period	$ 0